Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Income Taxes [Line Items]
United States corporate tax at a rate			21.00%	34.00%
Prior year reductions			$ 0	$ (11,000,000)
Accrued penalties			0	0
Accrued interest	$ 1,800,000
Less valuation allowance			149,200,000	111,900,000
Increase (decrease) in valuation allowance			9,200,000	7,100,000
US branch profits, subject to tax			0	0
Other Comprehensive Income
Income Taxes [Line Items]
Less valuation allowance			0	0
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards			606,800,000	599,400,000
Operating loss carryforwards, subject to s382 limitation			24,900,000
Operating loss carryforwards, remaining			581,900,000
Operating loss carryforwards, subject to expiration date			534,500,000
Operating loss carryforwards, not subject to expiration			47,400,000
Capital loss carryforwards			500,000	300,000
Charitable contribution carryforwards			1,100,000	800,000
Less valuation allowance			$ 117,400,000	108,200,000
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration			2026
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration			2039
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate reduced during the period	20.00%				19.00%
Net operating loss carryforwards			$ 93,200,000	59,300,000
Capital loss carryforwards			3,800,000
Less valuation allowance			31,800,000	3,700,000
Increase (decrease) in valuation allowance			28,200,000	0
U.K. | Other Comprehensive Income
Income Taxes [Line Items]
Less valuation allowance			$ 0	0
Bermuda
Income Taxes [Line Items]
Bermuda tax rate			0.00%
Forecast | U.K.
Income Taxes [Line Items]
U. K. corporate tax rate reduced during the period		17.00%
Valuation Allowance, Operating Loss Carryforwards
Income Taxes [Line Items]
Increase (decrease) in valuation allowance			$ 9,200,000	7,100,000
Valuation Allowance, Operating Loss Carryforwards | U.K.
Income Taxes [Line Items]
Less valuation allowance			$ 28,200,000	$ 0